Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of financial assets [line items]
Balance at beginning of period	$ (11)	$ 5	$ (9)	$ 8
Provision for credit losses
Purchases	1	3	1	5
Sales and maturities	(1)	(4)	(1)	(8)
Changes in risk, parameters and exposures	(2)	(2)	(4)	(3)
Exchange rate and other		(1)		(1)
Balance at end of period	(13)	1	(13)	1
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	2	7	2	12
Provision for credit losses
Purchases	1	3	1	5
Sales and maturities	(1)	(3)	(1)	(7)
Changes in risk, parameters and exposures	1		1	(2)
Exchange rate and other	(1)		(1)	(1)
Balance at end of period	2	7	2	7
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period	1	3	1
Provision for credit losses
Sales and maturities		(1)		(1)
Changes in risk, parameters and exposures				3
Exchange rate and other	1	(1)	1	(1)
Balance at end of period	2	1	2	1
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(14)	(5)	(12)	(4)
Provision for credit losses
Changes in risk, parameters and exposures	(3)	(2)	(5)	(4)
Exchange rate and other				1
Balance at end of period	$ (17)	$ (7)	$ (17)	$ (7)